TAXATION (Schedule of Principal Components of the Group's Deferred Tax Assets and Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax asset:
Accrued expense	¥ 5,942	¥ 7,028
Allowance for doubtful accounts	45,032	47,593
Tax loss carried forward	259,740	359,908
Deferred advertising expense	472	670
Impairment of long-lived tangible assets	424	19,691
Total deferred tax assets	311,610	434,890
Valuation allowance	(278,437)	(403,485)
Deferred tax assets, net of valuation allowance	33,173	31,405
Deferred tax liabilities:
Unrecognized valuation surplus and deficit -acquisition	79,834	79,834
Unrecognized valuation surplus and deficit - decrease due to amortization and impairment	(58,272)	(56,677)
Unrealized profit of short-term investments	142	26
Accelerated fixed assets depreciation	1,229	0
Total deferred tax liabilities	22,933	23,183
Deferred tax assets, net of valuation allowance and deferred tax liabilities	¥ 10,240	¥ 8,222